SUPPLEMENTAL FINANCIAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	$ (15,390)	$ (13,497)
Operating expenses	(15,948)	(13,758)
Operating Overheads: Mining, other development expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(3,695)	(1,043)
Operating Overheads: Milling, conversion expense
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(3,268)	(3,899)
Less absorption: Mineral properties
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	50	50
Cost of services
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(8,420)	(8,454)
Inventory-non cash adjustments
DisclosureOfOperatingExpensesLineItems [Line Items]
Cost of goods and services sold	(57)	(151)
Cost of goods and services sold
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(15,390)	(13,497)
Reclamation asset amortization
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	(189)	(190)
Reclamation liability adjustments
DisclosureOfOperatingExpensesLineItems [Line Items]
Operating expenses	$ (369)	$ (71)